Contingencies, commitments and restrictions on the distribution of profits - Argentine Concession Agreement (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 01, 1998	Jan. 22, 1998	Feb. 28, 1998 item	Dec. 31, 2021 ARS ($) item		Dec. 31, 2021 USD ($) item		Dec. 31, 2019 USD ($)
Schedule Of Commitment [Line Items]
Number of airports | item				53		53
Fund Commitment, If Exceeds At Least 80% Of Passenger Traffic
Schedule Of Commitment [Line Items]
Amount of fund commitment | $								$ 406,500
AA2000 | Fund Commitment, If At Least 80% Of Passenger Traffic does Not Meet
Schedule Of Commitment [Line Items]
Amount of fund commitment | $								$ 406,500
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports | item			33	35	[1]	35	[1]
Initial term of concession agreement	30 years			20 years		20 years
Concession agreement extension period		10 years		10 years		10 years
Percentage of entity's revenue				15.00%		15.00%
Percentage of previously deducted funds for deposit				30.00%		30.00%
Amount of concession contract fulfilment to whom guarantee sets up				$ 1,123,900		$ 28,630
Argentina | AA2000 | Fund to trust for development of argentine national airport system
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				11.25%		11.25%
Argentina | AA2000 | Fund to study control and regulate argentine concession
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				1.25%		1.25%
Argentina | AA2000 | Fund to trust for investment commitments for group a airports
Schedule Of Commitment [Line Items]
Percentage of previously deducted funds for deposit				2.50%		2.50%

[1]	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.